UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

AMG Funds I

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2018          (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Managers CenterSquare Real Estate Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2018

	Shares	Value
Common Stock—1.5%
Consumer Discretionary—1.5%
Hilton Worldwide Holdings, Inc.	47,321	$3,822,591
Total Common Stock (Cost $3,090,257)		3,822,591
REITs—97.6%
Apartments—20.0%
American Homes 4 Rent, Class A	305,990	6,698,121
Apartment Investment & Management Co., Class A	43,750	1,930,687
AvalonBay Communities, Inc.	89,240	16,165,826
Camden Property Trust	84,937	7,947,555
Essex Property Trust, Inc.	16,890	4,166,932
Invitation Homes, Inc.	192,490	4,409,946
Mid-America Apartment Communities, Inc.	23,549	2,359,139
UDR, Inc.	167,523	6,772,955
Total Apartments		50,451,161
Diversified—6.0%
Brandywine Realty Trust	117,710	1,850,401
Cousins Properties, Inc.	375,960	3,342,284
Duke Realty Corp.	133,340	3,782,856
Equinix, Inc.	10,700	4,631,923
Paramount Group Inc.	102,750	1,550,498
Total Diversified		15,157,962
Health Care—7.8%
HCP, Inc.	265,279	6,982,144
Healthcare Trust of America, Inc., Class A	160,330	4,276,001
Ventas, Inc.	153,640	8,354,943
Total Health Care		19,613,088
Hotels—10.1%
Chesapeake Lodging Trust	71,555	2,294,769
Host Hotels & Resorts, Inc.	207,800	4,384,580
Park Hotels & Resorts, Inc.	166,870	5,476,673
Pebblebrook Hotel Trust	34,720	1,262,766
Sun Communities, Inc.	57,750	5,863,935
Sunstone Hotel Investors, Inc.	371,210	6,072,996
Total Hotels		25,355,719
Office Property—16.8%
Alexandria Real Estate Equities, Inc.	64,322	8,091,064
Boston Properties, Inc.	94,402	11,619,942
Highwoods Properties, Inc.	105,350	4,978,841
Hudson Pacific Properties, Inc.	99,900	3,268,728
JBG SMITH Properties	17,760	654,101
Kilroy Realty Corp.	114,953	8,240,981

	Shares	Value
Mack-Cali Realty Corp.	191,920	$4,080,219
Tier, Inc.	54,801	1,320,704
Total Office Property		42,254,580
Regional Malls—9.2%
The Macerich Co.	82,730	4,574,142
Simon Property Group, Inc.	104,880	18,537,540
Total Regional Malls		23,111,682
Shopping Centers—8.2%
Federal Realty Investment Trust	18,800	2,377,636
Kimco Realty Corp.	95,970	1,606,538
Regency Centers Corp.	117,190	7,578,677
Retail Properties of America, Inc., Class A	217,020	2,645,474
Taubman Centers, Inc.	40,500	2,423,115
Urban Edge Properties	44,570	984,106
Weingarten Realty Investors	103,004	3,065,399
Total Shopping Centers		20,680,945
Storage—7.2%
CubeSmart	245,370	7,000,406
Extra Space Storage, Inc.	59,820	5,182,805
Public Storage	30,015	6,051,924
Total Storage		18,235,135
Warehouse/Industrials—12.3%
Americold Realty Trust	77,120	1,929,542
CyrusOne, Inc.	84,240	5,340,816
Liberty Property Trust	104,809	4,428,180
Prologis, Inc.	285,196	19,333,437
Total Warehouse/Industrials		31,031,975
Total REITs (Cost $237,728,388)		245,892,247
Short-Term Investments—0.6%
Other Investment Companies—0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.95%[1]	467,413	467,413
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.97%[1]	467,413	467,413
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.98%[1]	481,578	481,578
Total Short-Term Investments (Cost $1,416,404)		1,416,404
Total Investments—99.7% (Cost $242,235,049)		251,131,242
Other Assets, less Liabilities—0.3%		820,198
Net Assets—100.0%		$251,951,440

1

AMG Managers CenterSquare Real Estate Fund
Schedule of Portfolio Investments (continued)

[1]	Yield shown represents the September 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REITs    Real Estate Investment Trusts

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock†	$3,822,591	—	—	$3,822,591
REITs†	245,892,247	—	—	245,892,247
Short-Term Investments
Other Investment Companies	1,416,404	—	—	1,416,404

Total Investments in Securities	$251,131,242	—	—	$251,131,242

†

All common stocks and REITs held in the Fund are Level 1 securities. For a detailed breakout of common stocks and REITs by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of September 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

2

Notes to Schedule of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted salesprice on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

3

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: November 28, 2018

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: November 28, 2018